INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Raw materials	€ 99,225	€ 95,594
Semi-finished goods	87,678	72,472
Finished goods	206,862	155,932
Current inventories	393,765	323,998
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	215,227
Provision	(31,714)
Use and other changes	(46,919)
Provisions, ending balance	197,392	215,227
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	60,548	60,588
Provision	10,140	2,120	€ 11,610
Use and other changes	(3,699)	(2,160)
Provisions, ending balance	€ 66,989	€ 60,548	€ 60,588